Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Trade accounts receivable	$ 189.0	$ 203.4
Property, plant and equipment	1,687.6	1,956.0	$ 968.9	$ 1,964.7
Intangible assets	2,213.4	2,075.6	$ 894.1	$ 1,898.8
Total	4,090.0	4,235.0
Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	189.0	203.4
Property, plant and equipment	1,687.6	1,956.0
Intangible assets	2,213.4	2,075.6
Total	4,090.0	4,235.0
Operating Segments [member] | Unallocated [member]
Disclosure of geographical areas [line items]
Intangible assets	76.8	96.2
Total	76.8	96.2
Commercial Aviation [Member]
Disclosure of geographical areas [line items]
Trade accounts receivable	0.0	2.4
Property, plant and equipment	498.2	821.7
Intangible assets	1,154.1	1,065.5
Total	1,652.3	1,889.6
Defense and Security [Member]
Disclosure of geographical areas [line items]
Trade accounts receivable	32.7	50.5
Property, plant and equipment	253.8	216.6
Intangible assets	11.8	8.4
Total	298.3	275.5
Executive Jets [Member]
Disclosure of geographical areas [line items]
Trade accounts receivable		0.0
Property, plant and equipment	344.9	322.2
Intangible assets	788.0	750.5
Total	1,132.9	1,072.7
Service and Support [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	152.3	146.0
Property, plant and equipment	589.7	595.5
Total	742.0	741.5
All Other Segments [Member]
Disclosure of geographical areas [line items]
Trade accounts receivable	4.0	4.5
Property, plant and equipment	1.0
Intangible assets	182.7	155.0
Total	187.7	159.5
Total reportable Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	189.0	203.4
Property, plant and equipment	1,687.6	1,956.0
Intangible assets	2,136.6	1,979.4
Total	$ 4,013.2	$ 4,138.8